Global Atlantic Balanced Managed Risk Portfolio
Portfolio of Investments (Unaudited)

March 31, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.9%
Debt Funds - 44.1%
iShares 10+ Year Investment Grade Corporate Bond ETF	47,080	$2,891,654
iShares 10-20 Year Treasury Bond ETF	19,196	2,583,974
iShares 1-3 Year Treasury Bond ETF	82,082	6,841,535
iShares 1-5 Year Investment Grade Corporate Bond ETF	51,109	2,643,358
iShares 20+ Year Treasury Bond ETF	11,128	1,469,786
iShares 3-7 Year Treasury Bond ETF	32,054	3,912,191
iShares 5-10 Year Investment Grade Corporate Bond ETF	39,293	2,156,007
iShares 7-10 Year Treasury Bond ETF	7,669	824,187
iShares Broad USD High Yield Corporate Bond ETF	24,800	963,728
iShares Core Total USD Bond Market ETF	154,882	7,686,794
iShares Core U.S. Aggregate Bond ETF	71,473	7,654,758
iShares Fallen Angels USD Bond ETF	50,066	1,389,832
iShares TIPS Bond ETF	29,971	3,733,487
iShares U.S. Treasury Bond ETF	132,918	3,310,987
Total Debt Funds		48,062,278
Equity Funds - 51.8%
iShares Core MSCI EAFE ETF	84,303	5,859,901
iShares Core S&P 500 ETF	62,252	28,243,110
iShares Core S&P Mid-Cap ETF	16,132	4,328,861
iShares Core S&P Small-Cap ETF	30,019	3,238,450
iShares ESG Aware MSCI USA ETF	84,024	8,515,832
iShares Global Tech ETF	10,088	585,205
iShares MSCI EAFE Growth ETF	9,196	885,299
iShares MSCI EAFE Value ETF	44,816	2,252,452
iShares MSCI USA Value Factor ETF	8,809	921,157
iShares U.S. Energy ETF	39,664	1,623,051
Total Equity Funds		56,453,318
Total Exchange Traded Funds (Cost - $89,869,502)		104,515,596
Short-Term Investments - 3.3%
Money Market Funds - 3.3%
Dreyfus Government Cash Management, 0.19%(a)	2,608,151	2,608,151
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a)	1,042,551	1,042,551

Total Short-Term Investments (Cost - $3,650,702)		3,650,702
Total Investments - 99.2%
(Cost - $93,520,204)		$108,166,298
Other Assets Less Liabilities - Net 0.8%		881,799
Total Net Assets - 100.0%		$109,048,097

Global Atlantic Balanced Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

March 31, 2022

(a)	The rate shown is the annualized seven-day yield at period end.

TIPS	-	Treasury Inflation Protected Security

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	12	6/17/2022	$1,239,840	$(42,760)
MSCI EAFE Future	Goldman Sachs & Co.	19	6/17/2022	2,037,180	(123,715)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	2	6/17/2022	112,550	(5,825)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	1	6/17/2022	297,375	(25,731)
S&P 500 E-Mini Future	Goldman Sachs & Co.	37	6/17/2022	8,381,887	(525,000)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	5	6/17/2022	1,344,600	(52,390)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(775,421)